Commitments and Contingencies (Details Textual) - Forasen Group’s [Member]	Apr. 15, 2014 USD ($)	Apr. 15, 2014 CNY (¥)	Apr. 08, 2014 USD ($)	Apr. 08, 2014 CNY (¥)
Commitments and Contingencies [Line Items]
Guaranty Liabilities	$ 3,082,000	¥ 20,000,000
Building Pledged As Collateral For Loans			$ 7,600,000
Renewable Bankers Acceptance Notes			$ 5,408,910	¥ 35,100,000